Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Employee Expenses

A split of our employees and consultants by main department and geography for the years ended December 31, 2018, 2017 and 2016 was as follows:

	At December 31,
	2018	2017	2016
By function:
Clinical & Regulatory, IP, Marketing	19	16	15
Research & Development	30	29	29
Manufacturing /Quality	34	26	31
General Administration	13	16	13
Total	96	87	88

By Geography:
Belgium	91	83	83
United States	5	4	5
Total	96	87	88

(€’000)	For the year ended 31 December,
	2018	2017	2016
Salaries, wages and fees	6,439	5,461	5,994
Executive Management team compensation	3,235	2,563	2,900
Share-based payments	3,595	2,569	2,847
Social security	1,301	1,277	1,362
Post employment benefits	217	220	215
Hospitalisation insurance	118	118	151
Other benefit expense	2	—	—

Total Employee expenses	14,906	12,207	13,469